Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Change in the fair value of plan assets:
Beginning plan assets		$ 2,585
Ending plan assets		2,439		$ 2,585
Pension [Member]
Change in benefit obligations:
Beginning benefit obligation		3,281		3,619
Service cost		30		30		$ 27
Interest cost		87		112		134
Plan participants’ contributions		3		3
Actuarial loss (gain)		285		(159)
Gross benefits paid		(221)		(190)
Plan amendments		(6)
Currency translation adjustments and other		(271)		(134)
Ending benefit obligation		3,188		3,281		3,619
Change in the fair value of plan assets:
Beginning plan assets		2,480		2,686
Actual return on plan assets		194		(9)
Employer contributions		35		27
Plan participants’ contributions		3		3
Gross benefits paid		(193)		(161)
Currency translation adjustments and other		(191)		(66)
Ending plan assets		2,328		2,480		2,686
Funded status:		(860)		(801)
Healthcare [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	1,157		1,243
Service cost		7	[1]	8	[1]	9
Interest cost		39	[1]	48	[1]	51
Plan participants’ contributions	[1]	8		9
Actuarial loss (gain)	[1]	(37)		(64)
Gross benefits paid	[1]	(71)		(80)
Currency translation adjustments and other	[1]	2		(7)
Ending benefit obligation	[1]	1,105		1,157		1,243
Change in the fair value of plan assets:
Beginning plan assets	[1]	105		107
Actual return on plan assets	[1]	8
Plan participants’ contributions	[1]	8		9
Gross benefits paid	[1]	(2)		(2)
Ending plan assets	[1]	111		105		107
Funded status:	[1]	(994)		(1,052)
Other [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	423		526
Service cost		13	[1]	15	[1]	18
Interest cost		4	[1]	5	[1]	10
Actuarial loss (gain)	[1]	22		(37)
Gross benefits paid	[1]	(31)		(45)
Currency translation adjustments and other	[1]	(13)		(41)
Ending benefit obligation	[1]	418		423		$ 526
Change in the fair value of plan assets:
Funded status:	[1]	$ (418)		$ (423)

[1]	The healthcare and other postemployment plans are not required to be prefunded.